Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Schedule of taxes on income reflected in statements of loss for reported year
	2020	2019	2018
	USD in thousands
Loss before taxes on income	(6,841)	(14,179)	(6,578)
Theoretical tax benefit	(1,575)	(3,261)	(1,513)
Disallowed deductions (tax exempt income):
Gain on adjustment of warrants to fair value	86	(33)
Share-based compensation	298	60
Amortization of excess purchase price of an associate	126	2,323
Other	2	7
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	1,072	903	1,533
Taxes benefit (taxes on income)	9	(1)	20